SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

6.SHORT-TERM INVESTMENT

In January 2024, the Company entered into investment agreements with nine different fund companies (the “Funds”), respectively, to invest in the Funds with a total investment consideration of RMB204,607 (US$28,031).

The value of private equity fund are measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. During 2024, the Group redeemed RMB77,276 (US$10,587). The NAV of the Fund was RMB134,621 (US$18,443) as of December 31, 2024. Changes in fair value of short-term investments of RMB7,290 (US$999) was recorded in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income for the years ended December 31, 2024. All remaining short-term investments were redeemed by the reporting date.